EQUITY (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		8 Months Ended
	Jan. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Balances	$ 1,492	$ 1,492	$ 1,819
Net income		67	82
Distributions paid to noncontrolling interests		(3)	(2)
Contributions from noncontrolling interests		2
Other comprehensive income		3	0
Purchases of businesses or joint venture interests			10
Preferred stock dividends		(6)	(6)
Repurchases of common stock		(400)
Repurchases of common stock (in shares)	(5,308)	(81,074)		(75,766)
Stock-based compensation expense and issuance of common stock		2	5
Balances		1,531	1,908	1,492
Preferred Stock
Increase (Decrease) in Stockholders' Equity
Balances	334	334	334
Balances (in shares)	345,000	345,000	345,000
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Repurchases of common stock (in shares)		0
Stock-based compensation expense and issuance of common stock		0	0
Stock-based compensation expense and issuance of common stock (in shares)		0	0
Balances		334	334
Balances (in shares)		345,000	345,000
Common Stock
Increase (Decrease) in Stockholders' Equity
Balances	27	27	27
Balances (in shares)	415,026	415,026	485,783
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Repurchases of common stock (in shares)		(5,308)
Stock-based compensation expense and issuance of common stock		0	0
Stock-based compensation expense and issuance of common stock (in shares)		3,813	3,554
Balances		27	27
Balances (in shares)		413,531	489,337
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balances	4,407	4,407	4,449
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		(6)	(6)
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		2	5
Balances		4,403	4,448
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Balances	(52)	(52)	(43)
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		3
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		(49)	(43)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balances	(1,440)	(1,440)	(1,522)
Net income		64	79
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		(1,376)	(1,443)
Treasury Stock
Increase (Decrease) in Stockholders' Equity
Balances	(1,853)	(1,853)	(1,479)
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		(26)
Stock-based compensation expense and issuance of common stock		0	0
Balances		(1,879)	(1,479)
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity
Balances	69	69	53
Net income		3	3
Distributions paid to noncontrolling interests		(3)	(2)
Contributions from noncontrolling interests		2
Other comprehensive income		0
Purchases of businesses or joint venture interests			10
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		$ 71	$ 64